INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense	Income tax expense consisted of the following:

	Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current tax	1,036	855	1,447	233
Deferred tax	(158)	193	(776)	(125)

	878	1,048	671	108

Deferred Taxes

As of December 31, 2011 and 2012, significant temporary differences between the tax basis and financial statement basis of accounting for assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31
	2011	2012	2012
	RMB	RMB	US$
Current deferred tax assets
Short-term deferred revenue	311	1,036	167
Less: valuation allowances	—	—	—

Current deferred tax assets	311	1,036	167

Non-current deferred tax assets
Net operating loss carry forwards	9,413	10,859	1,743
Less: valuation allowances	(9,413)	(10,859)	(1,743)

Non-current deferred tax assets	—	—	—

Non-current deferred tax liabilities
Accelerated depreciation of property and equipment	(51)	—	—

Non-current deferred tax liabilities	(51)	—	—

Reconciliation between Income Tax Expense (Benefit) and Actual Provision for Income Taxes

A reconciliation between income tax expense (benefit) computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
PRC statutory income tax	25.0%	25.0%	25.0%
Expenses not deductible for tax purposes	18.1%	5.6%	5.7%
Permanent differences	(32.1%)	(8.4%)	(28.0%)
Tax exemption and tax relief granted to PRC subsidiaries	(1.0%)	(8.0%)	(0.9%)
Effect on deferred taxes due to changes in tax rates under the new law for certain subsidiaries	(3.5%)	(8.8%)	(0.8%)

	6.5%	23.0%	1.0%

Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	RMB	US$
Balance at January 1, 2011	5,387	865
Additions based on tax position related to the current year	208	33
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2011	5,595	898

Additions based on tax position related to the current year	226	36
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2012	5,821	934